Stockholders’ Equity (Deficit) (Details Narrative) - USD ($)																	1 Months Ended			3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 05, 2025	Aug. 12, 2025	Jul. 16, 2025	Jul. 02, 2025	Jun. 10, 2025	Dec. 04, 2024	Dec. 02, 2024	Jun. 30, 2024	Jun. 03, 2024	Apr. 17, 2024	Mar. 15, 2024	Jan. 24, 2024	Dec. 18, 2023	Sep. 29, 2023	Apr. 01, 2023	Jan. 01, 2023	Jun. 30, 2025	Dec. 31, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 22, 2025	Jun. 14, 2024	Nov. 11, 2021	Jan. 09, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized																		125,000,000		125,000,000			125,000,000		125,000,000	125,000,000			125,000,000	45,000,000	25,000,000
Preferred stock, shares authorized																		5,000,000		5,000,000			5,000,000		5,000,000	5,000,000
Common stock, shares issued																		33,103,860		34,294,546			34,294,546		33,103,860	26,526,405
Common stock, share outstanding																		33,103,860		34,294,546			34,294,546		33,103,860	26,526,405
Preferred stock, shares issued
Preferred stock, shares outstanding
Aggregate proceeds share issuance																						$ 75,000
Number of restricted shares issued, value
Compensation expense for services																				$ 389,707			$ 1,156,410	$ 0	893,781
Net proceeds from offering																								50,000	150,000	$ 55,000
Stock based compensation																									114,373
Stock based compensation											$ 50,000												$ 1,955,275	827,357	1,840,908	$ 1,198,579
Unvested stock options expense																									$ 355,829
Granted stock option purchase shares																							1,092,105		297,105	3,767,955
Stock option exercise price																							$ 1.16		$ 1.33	$ 1.33
Grant date fair value																		$ 102,921,147		$ 8,533,901			$ 8,533,901		$ 102,921,147	$ 3,316,119	$ 3,376,725
Stock options issued																		10,633,988		11,726,093			11,726,093		10,633,988	10,336,883	6,682,560
Stock optons term																							5 years 8 months 4 days		6 years 3 months	6 years 10 months 28 days	6 years 4 months 24 days
Vested options, number exercisable																		10,297,412		10,814,635			10,814,635		10,297,412	9,424,826
Vested options, weighted average remaining life																							5 years 3 months 29 days		6 years 1 month 24 days	6 years 9 months 3 days
Stock options exercise price																		$ 1.02		$ 1.03			$ 1.03		$ 1.02	$ 1.00	$ 0.89
Shares Granted, Value, Share-Based Payment Arrangement, after Forfeiture																				$ 792,725	$ 195,056		$ 1,676,667	827,356	$ 1,840,908	$ 1,198,579
Unrecognized stock-based compensation																				$ 748,494			$ 748,494
Cost not yet recognized, period for recognition																							2 years 2 months 4 days
Shares issued for vesting of restricted stock
Range One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price																							$ 0.01		$ 0.01	$ 0.01
Stock options issued																		675,000		675,000			675,000		675,000	675,000
Stock optons term																							3 months		1 year 3 months	2 years 6 months 3 days
Vested options, number exercisable																		675,000		675,000			675,000		675,000	675,000
Vested options, weighted average remaining life																							3 months		1 year 3 months	2 years 6 months 3 days
Range Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price																							$ 0.74		$ 0.74	$ 0.74
Stock options issued																		1,657,560		1,657,564			1,657,564		1,657,560	1,657,560
Stock optons term																							3 years 3 months 25 days		4 years 3 months 25 days	5 years 6 months 25 days
Vested options, number exercisable																		1,657,562		1,657,564			1,657,564		1,657,562	1,657,564
Vested options, weighted average remaining life																							3 years 3 months 25 days		4 years 3 months 25 days	5 years 6 months 25 days
Range Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price																							$ 0.80		$ 0.80	$ 0.80
Stock options issued																		2,783,243		2,783,239			2,783,239		2,783,243	2,783,243
Stock optons term																							3 years 6 months 14 days		4 years 6 months 14 days	5 years 9 months 18 days
Vested options, number exercisable																		2,783,238		2,783,239			2,783,239		2,783,238	2,708,239
Vested options, weighted average remaining life																							3 years 6 months 14 days		4 years 6 months 14 days	5 years 7 months 13 days
Range Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price																							$ 0.97		$ 1.33	$ 1.33
Stock options issued																		5,461,935		250,000			250,000		5,461,935	5,164,830
Stock optons term																							9 years 8 months 1 day		8 years 3 months 29 days	4 years 6 months 3 days
Vested options, number exercisable																		5,125,362		86,968			86,968		5,125,362	4,327,774
Vested options, weighted average remaining life																							9 years 8 months 1 day		8 years 3 months 21 days	4 years 11 months 1 day
Range Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price																							$ 1.19		$ 2.16	$ 2.16
Stock options issued																		56,250		357,448			357,448		56,250	56,250
Stock optons term																							9 years 9 months 3 days		6 years 8 months 15 days	7 years 11 months 15 days
Vested options, number exercisable																		56,250		(0)			(0)		56,250	56,250
Vested options, weighted average remaining life																									6 years 8 months 15 days	7 years 8 months 15 days
Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock based compensation											$ 100,000								$ 100,000
Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, share outstanding																	34,833,083			34,294,546			34,294,546
Issued of aggregate fair value shares											7,500		1,618,537	1,399,834											1,626,037
Share purchase price											$ 1.33		$ 1.33	$ 1.33					$ 1.33
Number of restricted shares issued, value													$ 2,158,050	$ 1,866,445											$ 2,195,550
Compensation expense for services											$ 40,000
Number of restricted shares terminated													1,399,384
Increase (decrease) in common stock, share outstanding																							538,537
Shares issued for vesting of restricted stock																							$ 163
Number of shares issued																				0			0
Number of restricted shares fully vested																	1,626,037
Chief Financial Officer [Member] | Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Granted stock option purchase shares																562,500
Stock option exercise price																$ 1.33
Grant date fair value																$ 589,500
Employee and Consultants [Member] | Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Granted stock option purchase shares															562,500
Stock option exercise price															$ 1.33
Grant date fair value															$ 577,500
Consultant [Member] | Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Granted stock option purchase shares					250,000					67,500		180,000
Stock option exercise price					$ 0.97					$ 1.33		$ 1.33
Grant date fair value					$ 191,168					$ 73,459		$ 190,560
Stock optons term					10 years
Vesting period description												50% vested immediately with the remaining 50% being vested over a 12 month period.
Shares vesting percentage					25.00%
Stock options vested					187,500
Board Of Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock options issued				357,448
Vesting period description				The stock options have a 10-year term and vest in equal installments over a three (3) year period beginning on the grant date of July 2, 2025, subject to the officers’ continued employment at the time of vesting.
Stock options exercise price				$ 1.19
Two Consultants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares vesting percentage	25.00%
Stock options vested	281,066
Stock options exercise price	$ 1.23
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures	374,755
Shares Granted, Value, Share-Based Payment Arrangement, after Forfeiture	$ 340,900
Consultants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock optons term	10 years
Stock options exercise price	$ 1.23
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures	109,902
Shares Granted, Value, Share-Based Payment Arrangement, after Forfeiture	$ 100,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Description	(a) 15% per Ambassador (maximum of three) referred by consultant and subsequently engaged by the Company, (b) 20% if consultant is instrumental in arranging a distribution arrangement not previously pursued by the Company, on terms acceptable to the Company, (c) 20% when such Distribution Contract achieves $1 million in annual sales and (d) 15% when the consultant arranges the first Celebrity Golf Tournament featuring Nugevia on terms and conditions acceptable to the Company.
Warrant Holder [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant issued		56,954	86,700																									109,376
Warrant outstanding		109,376	1,249,999
Warrant exercised		30,547	913,299
Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock based compensation																									$ 947,124
Stock based compensation																										$ 1,198,579
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of restricted shares issued, value									$ 4,638,375
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued of aggregate fair value shares																							103,186		3,487,500
Number of stock purchase																				143,654			143,654	112,500	112,500	41,250
Sale of shares of common stock																		2,750,000
Aggregate proceeds share issuance								$ 150,000																	$ 150,000
Number of restricted shares issued, value																							$ 66,000		$ 349
Stock price per share																		$ 4.00							$ 4.00
Shares Granted, Value, Share-Based Payment Arrangement, after Forfeiture
Shares issued for vesting of restricted stock																								$ 349
Common Stock [Member] | Underwriting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of shares of common stock						2,750,000	2,750,000
Aggregate proceeds share issuance						$ 9,725,213
Stock price per share							$ 4.00
Net proceeds from offering						$ 1,274,787
Common Stock [Member] | IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued of aggregate fair value shares								3,487,500	3,487,500
Number of stock purchase								37,500	37,500
Share purchase price								$ 1.33	$ 1.33													$ 1.33
Sale of shares of common stock																									112,500
Number of restricted shares issued, value								$ 4,638,375
Common Stock [Member] | IPO [Member] | Entity One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued of aggregate fair value shares									1,162,500
Common Stock [Member] | IPO [Member] | Entity Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued of aggregate fair value shares									1,162,500
Common Stock [Member] | IPO [Member] | Entity Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued of aggregate fair value shares								1,162,500	1,162,500